Intangible Assets, Net (Schedule of estimated amortization expense) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 107
2024	99
2025	92
2026	78
2027	$ 68